Cromwell CenterSquare Real Estate Fund
Schedule of Investments
September 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.3%	Shares	Value
Apartments - 10.9%
Camden Property Trust	20,830	$2,573,130
Equity Residential	39,964	2,975,719
Invitation Homes, Inc.	81,240	2,864,522
UDR, Inc.	83,390	3,780,903
		12,194,274

Diversified - 29.5%(a)
American Tower Corp.	40,280	9,367,517
Broadstone Net Lease, Inc.	40,550	768,422
Crown Castle, Inc.	6,350	753,300
Digital Realty Trust, Inc.	26,030	4,212,435
EPR Properties	3,550	174,092
Equinix, Inc.	9,209	8,174,185
InvenTrust Properties Corp.	18,827	534,122
Lamar Advertising Co. - Class A	9,040	1,207,744
SBA Communications Corp.	14,117	3,397,962
VICI Properties, Inc.	81,950	2,729,755
Weyerhaeuser Co.	52,659	1,783,034
		33,102,568

Health Care - 14.1%
American Healthcare REIT, Inc.	48,620	1,268,982
CareTrust REIT, Inc.	17,470	539,124
Healthpeak Properties, Inc.	110,850	2,535,140
National Health Investors, Inc.	4,590	385,836
Omega Healthcare Investors, Inc.	28,300	1,151,810
Ventas, Inc.	64,280	4,122,276
Welltower, Inc.	45,040	5,766,471
		15,769,639

Hotels - 2.5%
Apple Hospitality REIT, Inc.	27,980	415,503
DiamondRock Hospitality Co.	64,379	562,029
Host Hotels & Resorts, Inc.	89,210	1,570,096
Ryman Hospitality Properties, Inc.	2,779	298,020
		2,845,648

Manufactured Homes - 2.3%
Sun Communities, Inc.	18,946	2,560,552

Office Property - 5.0%
Alexandria Real Estate Equities, Inc.	7,370	875,187
BXP, Inc.	20,280	1,631,729
Cousins Properties, Inc.	45,080	1,328,958
Douglas Emmett, Inc.	37,554	659,824
Kilroy Realty Corp.	14,370	556,119
Vornado Realty Trust	14,580	574,452
		5,626,269

Regional Malls - 2.9%
Simon Property Group, Inc.	16,241	2,745,054
The Macerich Co.	28,420	518,381
		3,263,435

Shopping Centers - 6.2%
Brixmor Property Group, Inc.	65,520	1,825,387
Kimco Realty Corp.	130,740	3,035,783
NETSTREIT Corp.	19,550	323,161
Phillips Edison & Co., Inc.	15,585	587,710
Retail Opportunity Investments Corp.	76,550	1,204,132
		6,976,173

Single Tenant - 5.3%
Agree Realty Corp.	28,100	2,116,773
NNN REIT, Inc.	36,520	1,770,855
Realty Income Corp.	32,030	2,031,342
		5,918,970

Storage - 8.5%
CubeSmart	14,567	784,142
Extra Space Storage, Inc.	24,470	4,409,249
Iron Mountain, Inc.	16,520	1,963,072
Public Storage	6,360	2,314,213
		9,470,676

Warehouse/Industrial - 12.1%
Americold Realty Trust, Inc.	32,710	924,712
EastGroup Properties, Inc.	5,880	1,098,502
First Industrial Realty Trust, Inc.	38,073	2,131,326
Lineage, Inc.	12,330	966,425
LXP Industrial Trust	23,461	235,783
Prologis, Inc.	54,092	6,830,738
Rexford Industrial Realty, Inc.	28,210	1,419,245
		13,606,731
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,289,014)		111,334,935

TOTAL INVESTMENTS - 99.3% (Cost $82,289,014)		111,334,935
Other Assets in Excess of Liabilities - 0.7%		738,506
TOTAL NET ASSETS - 100.0%		$112,073,441

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell CenterSquare Real Estate Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$111,334,935	$–	$–	$111,334,935
Total Investments	$111,334,935	$–	$–	$111,334,935

Refer to the Schedule of Investments for further disaggregation of investment categories.